Employee Benefit Plans - Additional Information (Detail) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits Disclosure [Line Items]
Minimum employment period for benefits	30 days
Postemployment benefits liability	$ 18.7	$ 19.6
Compensation, Percentage	100.00%
Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Aggregate fair value of the restricted equity awards that vested during the period	$ 195.2	154.4	$ 139.1
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	11 months
Total pretax intrinsic value of options exercised and restricted stock vested	$ 4.2	$ 3.4	3.8
Non Employee Director Restricted Equity Awards | 2017 Directors Equity Incentive Plan
Employee Benefits Disclosure [Line Items]
Shares authorized		650
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized		150
Executive Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Common shares reserved for issuance under executive deferred compensation plan	11,100
Equity Incentive Plan Twenty Fifteen
Employee Benefits Disclosure [Line Items]
Shares authorized	17,000
Defined Contribution Pension Plan 401k
Employee Benefits Disclosure [Line Items]
Defined Contribution Plan, Requisite Service Period	2 years
Matching contributions	$ 205.9	$ 179.9	$ 159.2
Defined Contribution Pension Plan 401k | Upper Limit
Employee Benefits Disclosure [Line Items]
Matching contribution to defined contribution pension plan	6.00%
Cash
Employee Benefits Disclosure [Line Items]
Compensation, Percentage	40.00%
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Compensation, Percentage	60.00%
Vesting tranche one | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	3 years
Vesting tranche two | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	4 years
Vesting tranche three | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	5 years
Common equities
Employee Benefits Disclosure [Line Items]
Employee Stock Ownership Plan Shares held	18,200